Schedule: Valuation and Qualifying Accounts	12 Months Ended
May 03, 2014
Schedule: Valuation and Qualifying Accounts
2.	Schedule:

Valuation and Qualifying Accounts.

For the 53 week period ended May 3, 2014, 52 week period ended April 27, 2013 and the 52 week period ended April 28, 2012 (in thousands):

	Balance at beginning of period	Charge (recovery) to costs and expenses	Write-offs	Balance at end of period
Allowance for Doubtful Accounts
May 3, 2014	$6,088	$3,337	$(584)	$8,841
April 27, 2013	$5,941	$516	$(369)	$6,088
April 28, 2012	$4,565	$1,844	$(468)	$5,941

	Balance at beginning of period	Addition Charged to Costs	Deductions	Balance at end of period
Sales Returns Reserves
May 3, 2014	$8,811	$38,001	$(40,279)	$6,533
April 27, 2013	$19,788	$26,495	$(37,472)	$8,811
April 28, 2012	$15,404	$50,023	$(45,639)	$19,788